Post Employment Benefits - Summary of Pension Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Pension obligations	€ 13	€ 53
Total	€ 13	€ 53